CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 89,524	$ 71,611	$ 52,176
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	35,634	33,068	28,238
Amortization of deferred tax benefit on intragroup transfers	(540)	0	0
Impairment of long-term assets	0	1,500	1,500
Amortization of deferred charges	848	769	680
Unrealized foreign exchange losses (gains)	1,040	(4,139)	13,105
Drydocking expenditure	0	(7,266)	(5,960)
Trade accounts receivable	407	(154)	(346)
Inventories	30	186	492
Prepaid expenses, accrued income and other assets	378	(982)	5,106
Amounts due from/to related parties	15,379	(29,047)	121
Trade accounts payable	(485)	1,589	(3,745)
Accrued expenses	(510)	909	(3,942)
Interest element included in obligations under capital leases	897	997	1,182
Loss on termination of lease financing agreements	0	1,758	0
Other current liabilities	7,701	11,531	(26,775)
Net cash provided by operating activities	150,303	82,330	61,832
Investing activities
Additions to vessels	(858)	(30,231)	(141,308)
Restricted cash and short-term investments	(2,686)	201,172	17,578
Net cash (used in) provided by investing activities	(3,544)	170,941	(123,730)
Financing activities
Proceeds from long-term debt (Note 20)	222,310	125,000	35,000
Repayments of long-term debt	(47,400)	(79,658)	(39,906)
Repayments of obligations under capital lease	(3,532)	(173,696)	(3,688)
Financing arrangement fees and other costs	(857)	(2,296)	0
Dividends paid to noncontrolling interests	(2,400)	(3,120)	(1,360)
Cash distributions paid	(29,276)	0	0
Distribution to Golar LNG Limited for acquisition of the Golar Freeze (Note 24 (g))	(231,579)	0	0
Dropdown Predecessor dividends	(24,336)	0	0
(Repayments of) contributions from owner's funding	(27,827)	(103,270)	75,078
Net cash (used in) provided by financing activities	(144,897)	(237,040)	65,124
Net increase in cash and cash equivalents	1,862	16,231	3,226
Cash and cash equivalents at beginning of period	44,100	27,869	24,643
Cash and cash equivalents at end of period	45,962	44,100	27,869
Cash paid during the year for:
Interest paid, net of capitalized interest	19,960	22,069	33,018
Income taxes paid	$ 1,572	$ 444	$ 903